Business Combinations - Summary of Net Assets Acquired from Acquisition (Detail) - USD ($) $ in Millions			6 Months Ended
	Jul. 12, 2020	Feb. 14, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	May 01, 2019
Business Acquisition [Line Items]
Goodwill			$ 21.7		$ 8.6
Assets acquired net of cash			$ 98.0	$ 65.7
Peak Logix LLC
Business Acquisition [Line Items]
Cash	$ 3.0
Accounts Receivable	4.6
Inventory	0.4
Other assets	0.2
Property and equipment	0.2
Goodwill	6.1
Total Assets	14.5
Accounts payable	(1.5)
Accrued expenses	(0.1)
Other current liabilities	(3.9)
Total Liabilities	(5.5)
Net Assets Acquired	9.0
Assets acquired net of cash	$ 6.0
FlaglerCE Holdings LLC
Business Acquisition [Line Items]
Cash		$ 0.4
Accounts Receivable		15.1
Inventory		37.5
Prepaid and other assets		0.5
Property and equipment		50.7
Intangible Assets		14.0
Goodwill		5.0
Total Assets		123.2
Floor plan payable		(29.0)
Accounts payable		(14.0)
Accrued expenses		(4.1)
Other liabilities		(0.3)
Total Liabilities		(47.4)
Net Assets Acquired		75.8
Assets acquired net of cash		75.4
Liftech Equipment Companies, Inc.
Business Acquisition [Line Items]
Accounts Receivable		4.4
Other current & non-current assets		1.0
Inventory		9.6
Property and equipment		5.9
Intangible Assets		0.7
Goodwill		2.0
Total Assets		23.6
Floor plan payable		(3.5)
Accounts payable and accrued expenses		(1.6)
Other liabilities		(0.1)
Total Liabilities		(5.2)
Net Assets Acquired		$ 18.4
Northland Industrial Truck Co., Inc
Business Acquisition [Line Items]
Accounts Receivable						$ 13.9
Other current & non-current assets						0.5
Inventory						35.7
Guaranteed purchase obligation asset						9.7
Property and equipment						18.8
Identifiable intangible assets						3.3
Goodwill						1.0
Total Assets						82.9
Accounts payable						(5.2)
Guaranteed purchase obligation liability						(9.7)
Capital lease obligations						(1.3)
Other liabilities						(1.1)
Total Liabilities						(17.3)
Net Assets Acquired						$ 65.6